Financial Instruments by Category - Summary of Financial Assets and Liabilities by Category of Financial Instrument and Reconciliation (Detail) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial Assets at amortized cost		$ 2,459	$ 2,480	$ 2,770
Financial Assets at fair value through profit or loss		829	210	410
Subtotal Financial Assets		3,288	2,690	3,180
Non-financial Assets		817	308	783
Total		4,105	2,998	3,963
Financial liabilities at amortized cost		12,807	11,405	10,198
Financial liabilities at fair value through profit or loss		0	0	0
Subtotal financial liabilities		12,807	11,405	10,198
Non-financial liabilities		280	9	57
Total		13,087	11,414	10,255
Other receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at amortized cost	[1]	293	232	246
Financial Assets at fair value through profit or loss	[1]	0	0	0
Subtotal Financial Assets	[1]	293	232	246
Non-financial Assets	[1]	622	308	783
Total	[1]	915	540	1,029
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at amortized cost	[2]	1,487	1,063	1,641
Financial Assets at fair value through profit or loss	[2]	0	0	0
Subtotal Financial Assets	[2]	1,487	1,063	1,641
Non-financial Assets	[2]	195	0	0
Total	[2]	1,682	1,063	1,641
Investments in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at amortized cost		0	158	446
Financial Assets at fair value through profit or loss		390	114	74
Subtotal Financial Assets		390	272	520
Non-financial Assets		0	0	0
Total		390	272	520
Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at amortized cost		679	1,027	437
Financial Assets at fair value through profit or loss		439	96	336
Subtotal Financial Assets		1,118	1,123	773
Non-financial Assets		0	0	0
Total		1,118	1,123	773
Lease liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost		776	666	566
Financial liabilities at fair value through profit or loss		0	0	0
Subtotal financial liabilities		776	666	566
Non-financial liabilities		0	0	0
Total		776	666	566
Loans [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost		8,942	8,190	7,088
Financial liabilities at fair value through profit or loss		0	0	0
Subtotal financial liabilities		8,942	8,190	7,088
Non-financial liabilities		0	0	0
Total		8,942	8,190	7,088
Other Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost		216	232	31
Financial liabilities at fair value through profit or loss		0	0	0
Subtotal financial liabilities		216	232	31
Non-financial liabilities		268	2	0
Total		484	234	31
Accounts payable [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost		2,873	2,317	2,513
Financial liabilities at fair value through profit or loss		0	0	0
Subtotal financial liabilities		2,873	2,317	2,513
Non-financial liabilities		12	7	57
Total		$ 2,885	$ 2,324	$ 2,570

[1]	Does not include the provision for other doubtful receivables.
[2]	Does not include the provision for doubtful trade receivables.